Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
Revenue
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenue	0	0	0	0	0	0
OPERATING EXPENSES
General & administrative	615,849	1,076,032	1,171,530	2,024,928	3,418,235	3,524,901
Research & development	356,168	317,968	627,291	537,294	1,360,739	1,266,158
Total Operating Expenses	972,017	1,394,000	1,798,821	2,562,222	4,778,974	4,791,059
OTHER EXPENSES (INCOME)
Interest expense	401,990	40,444	706,636	45,361	317,238	634,338
Deferred financing costs amortization					0	60,523
Other income, net	(14)	(139,967)	(281)	(140,136)	(141,549)	(2,253)
Realized loss on marketable securities, including brokerage fees and commissions					0	68,748
Change in fair value of warrant liability	(96,241)	(36,400)	(61,749)	(172,900)	(349,596)	118,300
Change in fair value of put embedded in note payable	(510,867)	3,134	(456,868)	3,134	10,015	0
Beneficial conversion feature					0	2,324,759
Loss on sale of notes receivable	112,500	0	112,500	0
Settlement expense	116	660	231	39,097	39,097	0
Total Other Expenses (Income)	(92,516)	(132,129)	300,469	(225,444)	(124,795)	3,204,415
NET LOSS	(879,501)	(1,261,871)	(2,099,290)	(2,336,778)	(4,654,179)	(7,995,474)
Net loss	(879,501)	(1,261,871)	(2,099,290)	(2,336,778)	(4,654,179)	(7,995,474)
Deemed dividend on Series B Preferred Stock issuance	0	0	(708,303)	0	(1,067,491)	(225,296)
Accrued dividends on Series B Preferred Stock	(73,452)	(69,205)	(146,894)	(124,467)	(267,058)	(16,767)
Deemed dividend to Series B Preferred stock holders for exchange of warrants	(29,311)	0	(29,311)	0
Loss attributable to common shareholders	$ (982,264)	$ (1,331,076)	$ (2,983,798)	$ (3,528,736)	$ (5,988,728)	$ (8,237,537)
Net loss per share, basic and diluted	$ (0.46)	$ (0.73)	$ (1.5)	$ (1.94)	$ (3.30)	$ (4.96)
Weighted average of shares outstanding, basic and diluted	2,127,833	1,823,003	1,987,487	1,816,136	1,816,060	1,661,933